Amounts receivable and prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts receivable and prepaid expenses
Royalty receivables	$ 16,022	$ 11,655
Prepaid expenses	664	1,190
Value added tax recoverable	267	228
Other receivables		652
Total amounts receivable and prepaid expenses	$ 16,953	$ 13,725